Capital and reserves	12 Months Ended
Dec. 31, 2022
Capital and reserves
Capital and reserves
11	Capital and reserves

(a)	Share capital

In December 2020, the General meeting of the Company’s shareholders approved, subject to the consummation of the Company’s initial public offering (IPO), effective immediately prior to such offering, to revise the Company’s ordinary shares to have no par value, as well as to carry out a share split of 1:10, in the form of issuing benefit shares (nine ordinary shares to be issued for each existing ordinary share).

In February 2021, the Company completed its initial public offering of 15,000,000 ordinary shares (including shares issued upon the exercise of the underwriters’ option), at an offering price of US$ 15.00 per share, for gross consideration of $225 million ($204 million, after deducting underwriting discounts and commissions and other offering costs). Accordingly, these financial statements reflect the abovementioned share split retrospectively, in all presented periods.

	2022	2021

Number of ordinary shares (issued and paid up):
Balance at the beginning of the year	119,743,188	100,000,000
Issued in consideration of cash (public offering)		15,000,000
Exercise of share options (cashless)	406,733	4,743,188
Balance at the end of the year	120,149,921	119,743,188

As at December 31, 2022 the authorized share capital is comprised of 350,000,001 ordinary shares, with no par value. The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at meetings of the Company. All shares rank equally in respect to interests in the Company, including in respect to the Company’s residual assets, except as disclosed in (b) below.

In respect of dividends distributed during 2022, see Note 1(b).

(b)	Special State Share

The issued and paid-up share capital includes one share which is a Special State Share.

In the framework of privatizing the Company, as concluded in February 2004, all the State of Israel's holdings in the Company (about 48.6%) were acquired by The Israel Corporation (as later transferred to Kenon holdings Ltd.) pursuant to the related agreement. As part of the process, the Company allotted to the State of Israel a Special State Share, so that it could protect the vital interests of the State.

On July 14, 2014 the State and the Company have reached a settlement agreement (the “Settlement Agreement”) that has been validated as a judgment by the Supreme Court. The Settlement Agreement provides, inter alia, that the following arrangement shall apply: State’s consent is required to any transfer of the shares in the Company which confers on the holder a holding of 35% and more of the Company’s share capital. In addition, any transfer of shares which confers on the holders a holding exceeding 24% but not exceeding 35%, shall require a prior notice to the State. To the extent the State determines that the transfer involves a potential damage to the State’s security or any of its vital interests or if the State did not receive the relevant information in order to formulate a decision regarding the transfer, the State shall be entitled to inform, within 30 days, that it objects to the transfer, and it will be required to reason its objection. In such an event, the transferor shall be entitled to approach a competent court on this matter.

The Special State Share is non-transferable; its rights are described in the new Company’s Articles of Association.

Except for the rights attached to the said share, it does not confer upon its holder voting rights or any share capital related rights.

(c)	Share-Based Payment Arrangements

2018 Grant
During 2018 the Company granted certain senior managers with share options (see also Note 13(i)), according to the below terms (also reflecting the above-mentioned share split):

Grant date	Instrument terms	Number of instruments	Vesting Terms	Contractual life
June 30, 2018	Each option is exercisable into one ordinary share, at the exercise price of the share on the grant date, adjusted to future dividends.	4,990,000	50%, 25% and 25% of the options are exercisable following a service period of 2 years, 3 years and 4 years, respectively.	6 years
The weighted average of the options’ fair value, measured using the Black-Scholes model, and the related measurement inputs used, were as below:

Fair value	USD 0.362
Share price on grant date	USD 1.00
Exercise price	USD 1.00
Expected volatility	31.9%
Expected life	6 years
Expected dividends	0%
Risk-free interest rate	2.7%

In December 2021, the Company’s Board of Directors, as well as the General meeting of the Company’s shareholders, approved the vesting acceleration of the then remaining unvested options, according to which all such options became fully vested on or prior to December 13, 2021. As at December 31, 2022, all options were exercised.

During 2021, further to prior approvals of the Company’s Compensation committee, Audit committee and Board of Directors, and concurrently with the consummation of the Company’s initial public offering, the Company granted a senior member of the Company’s Management with options exercisable to its ordinary shares, according to the below terms:

Grant date	Instrument terms	Number of instruments	Vesting Terms	Contractual life
January 27, 2021	Each option is exercisable into one ordinary share, at the exercise price per the offering price of US$ 15.00, adjusted to future dividends.	546,822	25% of the options shall vest upon the first anniversary of the grant date with the remaining options vesting in equal quarterly portions over the following three years period.	5 years
The weighted average of the options’ fair value, measured using the Black & Scholes model, and the related measurement inputs used, were as below:
Fair value	USD 5.32
Share price on grant date	USD 15.00
Exercise price	USD 15.00
Expected volatility	40.2%
Expected life	5 years
Expected dividends	0%
Risk-free interest rate	0.46%

During 2022, the Board of Directors approved grants of share options to officers, directors and employees, as detailed below:

Granted in	Number of instruments	Instrument terms	Vesting terms	Contractual life
March 2022	1,727,443	Each option is exercisable into one ordinary share on a cash-less basis.	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.	5 years
May 2022	490,662

August 2022	107,110
The weighted average of the options’ fair value, measured using the Black & Scholes model, and the related measurement inputs used, were as below:
Granted in	March 2022	May 2022	August 2022
Fair Value	USD 29.72	USD 26.30	USD 25.07
Share price on grant date	USD 68.94	USD 55.63	USD 51.86
Exercise price	USD 68.37	USD 51.37	USD 47.78
Expected volatility	47.3%	48.4%	48.9%
Expected life	5 years	4.9 years	5 years
Expected dividends	0%	0%	0%
Risk-free interest rate	1.7%	3.0%	3.0%

               Reconciliation of outstanding share options

	2022		2021
	Issuable shares	Weighted average exercise price	Issuable shares	Weighted average exercise price
Outstanding at the beginning of the period	714,322	8.04	4,990,000	1.00
Granted during the period	2,325,215	65.34	546,822	15.00
Exercised during the period	(406,733)	0.00	(4,822,500)	0.75
Fortified during the period	(171,374)
Outstanding at the end of the period	2,461,430	37.05	714,322	8.04

Exercisable at the end of the period			167,500	0.00

Options’ exercise price is adjusted in respect of dividend distributions.

The weighted average share price at the date of exercise for share options exercised in 2022 was US$ 54.22.

The weighted average contractual life of the outstanding options as of December 31, 2022 was 4.10 years.

During the year ended December 31, 2022, 2021 and 2020, the Company recorded expenses related to share-based compensation arrangements (including in respect of accelerated vesting of options) of US$ 25.8 million, US$ 20.8 million and US$ 0.5 million, respectively.

(d)	Earnings per share

Basic and diluted earnings per share

	2022	2021	2020
	US $ in millions
Profit attributable to ordinary shareholders used to calculate basic and diluted earnings per share (US $ in millions)	4,619.4	4,640.3	518.0

Number of outstanding shares at the beginning of the period used to calculate basic earnings per share	119,910,688	100,000,000	100,000,000
Effect of shares issued		13,712,329
Effect of share options	101,687	1,393,175

Weighted average number of ordinary shares used to calculate basic earnings per share	120,012,375	115,105,504	100,000,000

Effect of share options	432,514	3,828,219	4,530,892

Weighted average number of ordinary shares used to calculate diluted earnings per share	120,444,889	118,933,723	104,530,892

In the year ended December 31, 2022, options for 2,153,841 ordinary shares, granted to officers, directors and employees (see above) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.